Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Related Party Transactions

(9) Related Party Transactions

As of December 29, 2013, Newcastle (an affiliate of FIG LLC (“Fortress”)) beneficially owned approximately 84.6% of the Company’s outstanding common stock. On February 13, 2014, Newcastle completed the spin-off of the Company. On February 14, 2014 New Media became a separate, publicly traded company trading on the NYSE under the ticker symbol “NEWM”. As a result of the spin-off, the fees included in the Management Agreement with the Company’s Manager became effective. As of June 29, 2014, Fortress and its affiliates owned approximately 1.5% of the Company’s outstanding stock and approximately 39.6% of the Company’s outstanding warrants.

In addition, the Company’s Chairman, Wesley Edens, is also the Co-Chairman of the board of directors of FIG LLC. The Company does not pay Mr. Edens a salary or any other form of compensation.

The Company’s Chief Operating Officer owns an interest in a company that the Successor Company and the Predecessor Company received $100, $0, $178 and $0 during the three and six months ended June 29, 2014 and June 30, 2013, respectively, for commercial printing services which is included in commercial printing and other on the consolidated statement of operations and comprehensive income (loss).

The Company’s Chief Executive Officer and Chief Financial Officer are employees of Fortress and their salaries are paid by Fortress.

Management Agreement

On the Effective Date, the Company entered into a management agreement with FIG LLC (the “Manager”) (as amended and restated, the “Management Agreement”). The Management Agreement requires the Manager to manage the Company’s business affairs subject to the supervision of the Company’s Board of Directors.

The Management Agreement has an initial three-year term and will be automatically renewed for one-year terms thereafter unless terminated either by the Company or the Manager. From the commencement date of the Company’s Common Stock trading on the “regular way” market on a major U.S. national securities exchange (the “Listing”), the Manager is (a) entitled to receive from the Company a management fee, (b) eligible to receive incentive compensation that is based on the Company’s performance and (c) eligible to receive options to purchase New Media Common Stock upon the successful completion of an offering of shares of the Company’s Common Stock or any shares of preferred stock with an exercise price equal to the price per share paid by the public or other ultimate purchaser in the offering. In addition, the Company is obligated to reimburse certain expenses incurred by the Manager. The Manager is also entitled to receive a termination fee from the Company under certain circumstances.

The Company recognized $1,464 and $2,229 for management fees and $0 and $0 for incentive compensation within selling, general and administrative expense and $1,741 and $1,741 was paid to Fortress during the three and six months ended June 29, 2014, respectively. No management fees or incentive compensation were incurred during the three and six months ended June 30, 2013.

GateHouse Management and Advisory Agreement

On November 26, 2013, New Media entered into the GateHouse Management and Advisory Agreement (the “GateHouse Management Agreement”) with GateHouse, pursuant to which New Media will manage the assets and the day-to-day operations of GateHouse. New Media was responsible for, among other things (i) the purchase and sale of GateHouse’s investments (ii) the financing of GateHouse’s investments and (iii) investment advisory services. Such services were permitted to be performed by the Manager.

Commencing from the Listing, New Media was (a) entitled to receive a management fee equal to 1.50% per annum of GateHouse’s Total Equity (as defined in the GateHouse Management Agreement) and (b) eligible to receive incentive compensation that was based on GateHouse’s performance. In addition, GateHouse was obligated to reimburse certain expenses incurred by New Media in connection with the performance of its duties under the agreement. These fees eliminated in consolidation.

The GateHouse Management Agreement was terminated effective June 4, 2014.

Local Media Management and Advisory Agreement

On August 27, 2013, GateHouse entered into the Local Media Management Agreement with Local Media Parent, which was substantially assigned to Local Media, to manage the operations of Local Media. Local Media Parent was a subsidiary of Newcastle (an affiliate of Fortress) prior to the Effective Date.

While the agreement was in effect, GateHouse received an annual management fee of $1,100, subject to adjustments (up to a maximum annual management fee of $1,200), and an annual incentive compensation fee based on exceeding EBITDA targets of Local Media. These fees eliminate in consolidation.

The Local Media Management Agreement was terminated effective June 4, 2014.

Holdings I Management Agreement

On June 4, 2014, the Company entered into a management agreement with Holdings I (as amended and restated, the “Holdings I Management Agreement”). The Holdings I Management Agreement requires the Company to manage the business affairs of Holdings I subject to the supervision of the Board of Directors of Holdings I.

The Holdings I Management Agreement has an initial three-year term and will be automatically renewed for one-year terms thereafter unless terminated by the Holdings I. The Company is (a) entitled to receive from the Holdings I a management fee and (b) eligible to receive incentive compensation that is based on the performance of Holdings I. In addition, Holdings I is obligated to reimburse certain expenses incurred by the Company. The Company is also entitled to receive a termination fee from Holdings I under certain circumstances. These fees eliminate in consolidation.

Registration Rights Agreement with Omega

The Company entered into a registration rights agreement with Omega Advisors, Inc. and its affiliates (collectively, “Omega”). Under the terms of the registration rights agreement, subject to customary exceptions and limitations, New Media is required to use commercially reasonable efforts to file a registration statement (the “Registration Statement”) providing for the registration and sale by Omega of its New Media Common Stock acquired pursuant to the Plan (the “Registrable Securities”) as soon as reasonably practicable, but not prior to the earlier of (i) 120 days following the Effective Date and (ii) 14 days after the required financials are completed in the ordinary course of business. During the first 12 months following the Listing, subject to customary exceptions and limitations, Omega may request one demand right with respect to some or all of the Registrable Securities under the Registration Statement (the “Demand Registration”).

Once the Company is eligible to use Form S-3, New Media will be required to use commercially reasonable efforts to file a resale shelf registration statement providing for the registration and sale on a continuous or delayed basis by Omega of its Registrable Securities (the “Shelf Registration”), subject to customary exceptions and limitations. Omega is entitled to initiate up to three offerings or sales with respect to some or all of the Registrable Securities pursuant to the Shelf Registration.

Omega may only exercise its right to request the Demand Registration and any Shelf Registrations if the Registrable Securities eligible to be sold pursuant to such Registration Statement or Shelf Registration are at least 3% of the then-outstanding New Media Common Stock.

(21) Related-Party Transactions

As of December 29, 2013, Newcastle (an affiliate of FIG LLC (“Fortress”)) beneficially owned approximately 84.6% of the Company’s outstanding common stock.

In addition, the Company’s Chairman, Wesley Edens, is also the Co-Chairman of the board of directors of FIG LLC. The Company does not pay Mr. Edens a salary or any other form of compensation.

Our Chief Operating Officer owns an interest in a company that we received $117 during 2013 for commercial printing services which is included in commercial printing and other on the consolidated statement of operations and comprehensive income (loss).

Our Chief Executive Officer and Chief Financial Officer are employees of Fortress and their salaries are paid by Fortress.

Management Agreement

On the Effective Date, we entered into a Management Agreement with our Manager. Our Management Agreement requires our Manager to manage our business affairs subject to the supervision of our Board of Directors.

Our Management Agreement has an initial three-year term and will be automatically renewed for one-year terms thereafter unless terminated either by us or our Manager. From the commencement date of our Common Stock trading on the “regular way” market on a major U.S. national securities exchange (the “Listing”), our Manager is (a) entitled to receive from us a management fee, (b) eligible to receive incentive compensation that is based on our performance and (c) eligible to receive options to purchase New Media Common Stock upon the successful completion of an offering of shares of our Common Stock or any shares of preferred stock with an exercise price equal to the price per share paid by the public or other ultimate purchaser in the offering. In addition, we are obligated to reimburse certain expenses incurred by our Manager. Our Manager is also entitled to receive a termination fee from us under certain circumstances.

GateHouse Management and Advisory Agreement

On November 26, 2013, New Media entered into the GateHouse Management and Advisory Agreement (the “GateHouse Management Agreement”) with GateHouse, pursuant to which New Media will manage the assets and the day-to-day operations of GateHouse. New Media will be responsible for, among other things (i) the purchase and sale of GateHouse’s investments (ii) the financing of GateHouse’s investments and (iii) investment advisory services. Such services may be performed by the Manager.

The GateHouse Management Agreement has an initial three-year term and will be automatically renewed for one-year terms thereafter unless terminated by New Media or Gate House. The GateHouse Management Agreement will automatically terminate if the Management Agreement between New Media and the Manager is terminated.

Commencing from the Listing, New Media is (a) entitled to receive a management fee equal to 1.50% per annum of GateHouse’s Total Equity (as defined in the GateHouse Management Agreement) and (b) eligible to receive incentive compensation that is based on GateHouse’s performance. In addition, GateHouse is obligated to reimburse certain expenses incurred by New Media in connection with the performance of its duties under the agreement. These fees eliminate in consolidation.

Local Media Management and Advisory Agreement

On August 27, 2013, GateHouse entered into the Local Media Management Agreement with Local Media Parent, which was substantially assigned to Local Media, to manage the operations of Local Media. Local Media Parent was a subsidiary of Newcastle (an affiliate of Fortress) prior to the Effective Date.

The agreement has a two-year term, with automatic renewal for successive two-year periods unless terminated. While the agreement is in effect, GateHouse will receive an annual management fee of $1,100, subject to adjustments (up to a maximum annual management fee of $1,200), and an annual incentive compensation fee based on exceeding EBITDA targets of Local Media. These fees eliminate in consolidation.

Registration Rights Agreement with Omega

New Media entered into a registration rights agreement with Omega Advisors, Inc. and its affiliates (collectively, “Omega”). Under the terms of the registration rights agreement, subject to customary exceptions and limitations, New Media will be required to use commercially reasonable efforts to file a registration statement (the “Registration Statement”) providing for the registration and sale by Omega of its New Media Common Stock acquired pursuant to the Plan (the “Registrable Securities”) as soon as reasonably practicable, but not prior to the earlier of (i) 120 days following the Effective Date and (ii) 14 days after the required financials are completed in the ordinary course of business. During the first 12 months following the Listing, subject to customary exceptions and limitations, Omega may request one demand right with respect to some or all of the Registrable Securities under the Registration Statement (the “Demand Registration”).

Once New Media is eligible to use Form S-3, New Media will be required to use commercially reasonable efforts to file a resale shelf registration statement providing for the registration and sale on a continuous or delayed basis by Omega of its Registrable Securities (the “Shelf Registration”), subject to customary exceptions and limitations. Omega is entitled to initiate up to three offerings or sales with respect to some or all of the Registrable Securities pursuant to the Shelf Registration.

Omega may only exercise its right to request the Demand Registration and any Shelf Registrations if the Registrable Securities eligible to be sold pursuant to such Registration Statement or Shelf Registration are at least 3% of the then-outstanding New Media Common Stock. This description is a summary and is subject to, and qualified in its entirety by, the provisions of the Registration Rights Agreement filed as an exhibit hereto.